Reverse Recapitalization (Details)		3 Months Ended	9 Months Ended
	Aug. 26, 2021 USD ($) $ / shares tranche shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Feb. 17, 2021 tranche shares
Business Acquisition [Line Items]
Legacy Humacyte common stock conversion ratio to common stock	0.26260
Founder shares converted to commons stock | shares	2,500,000
Founder shares conversion ratio	1.00
Maximum contingent earnout shares | shares	15,000,000			15,000,000
Number of tranches of contingent earnout shares | tranche	2			2
Number of contingent earnout shares per tranche | shares	7,500,000			7,500,000
Closing stock price to trigger first trance of contingent earnout shares (USD per share) | $ / shares	$ 15.00
Closing stock price to trigger second trance of contingent earnout shares (USD per share) | $ / shares	$ 20.00
Number of days within 30 day period of stock price at $15 or $20 to trigger earnout shares | $ / shares	20
Period of over which 20 days stock price at $15 or $20 to trigger earnout shares	30 days
Contingent Consideration Liability recognized upon the closing of the reverse recapitalization	$ 159,400,000		$ 159,432,000
Proceeds from PIPE	$ 175,000,000
Share Price | $ / shares	$ 10.00
Proceeds from merger	$ 242,400,000		242,400,000
Transaction costs recorded in APIC	3,900,000
Public warrants assumed upon the merger, net of transaction costs	100,000	$ 13,912,000
Liabilities assumed	15,200,000
Assets	$ 100,000
Accounts Payable and Accrued Liabilities [Member]
Business Acquisition [Line Items]
Unpaid assumed liabilities		2,200,000	2,200,000
Unpaid transaction costs		$ 3,000,000.0	$ 3,000,000.0